UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX/A

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:             811-21503

 NAME OF REGISTRANT:                             The FBR Funds


 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:         1001 Nineteenth Street North
                                                 Arlington,VA 22209

 NAME AND ADDRESS OF AGENT FOR SERVICE:          William Ginivan
                                                 Friedman, Billings, Ramsey Grp
                                                 Potomac Tower
                                                 1001 Nineteenth Street North
                                                 Arlington,VA 22209

 REGISTRANT'S TELEPHONE NUMBER:                  703-469-1040

 DATE OF FISCAL YEAR END:                        10/31

 DATE OF REPORTING PERIOD:                       07/01/2003 - 06/30/2004


This Amendment No. 1 to the Form N-PX is being filed solely for modifying and clarifying the following items that were incorporated into the Registrant's original filing of Form N-PX filed on August 25, 2004
(filename: tf002_0001277946.txt):

1. To modify the signatory of the Principle Executive Officer to David H. Ellison, President.

2. To clarify that the following funds held no voting securities during the reporting period and did not vote any securities that were subject to a vote during the reporting period.

FBR Fund for Government Investors
FBR Maryland Tax-Free Portfolio
FBR Virginia Tax-Free Portfolio

3. To clarify that any votable security that was not voted during the reporting period was displayed on the filing as a blank in the proposal vote field.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The FBR Funds

By                     /s/David H. Ellison
                       President
Date                   28-Jun-2005